Summary of Significant Accounting Policies (Policies)	12 Months Ended
Feb. 01, 2014
Business

Business

As of February 1, 2014, Burlington Stores, Inc. and its subsidiaries (the Company), a Delaware Corporation, through its indirect subsidiary Burlington Coat Factory Warehouse Corporation (BCFWC), operated 521 retail stores, inclusive of an internet store, in 44 states and Puerto Rico, selling apparel, footwear and accessories for men, women and children. A majority of those stores offer a home furnishing and linens department and a juvenile furniture department. As of February 1, 2014, the Company operated stores under the names “Burlington Coat Factory” (503 stores), “Cohoes Fashions” (two stores), “Super Baby Depot” (two stores), “MJM Designer Shoes” (13 stores) and “Burlington Shoes” (one store). Cohoes Fashions offers products similar to that of Burlington Coat Factory. MJM Designer Shoes and Burlington Shoes offer moderately priced designer and fashion shoes. The Super Baby Depot stores offers baby clothing, accessories, furniture and other merchandise in the middle to higher price range. During Fiscal 2013, the Company opened 23 new stores under the name “Burlington Coat Factory” and closed two Burlington Coat Factory stores.

Basis of Consolidation and Presentation

Basis of Consolidation and Presentation

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The Consolidated Financial Statements include the accounts of Burlington Stores, Inc. and its subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

Fiscal Years

Fiscal Years

The Company defines its fiscal year as the 52 or 53 week period ending on the Saturday closest to January 31. The Company’s fiscal years ended February 1, 2014 (Fiscal 2013), February 2, 2013 (Fiscal 2012) and January 28, 2012 (Fiscal 2011) consisted of 52 weeks, 53 weeks and 52 weeks, respectively.

Use of Estimates

Use of Estimates

The Company’s Consolidated Financial Statements have been prepared in conformity with GAAP. Certain amounts included in the Consolidated Financial Statements are estimated based on historical experience, currently available information and management’s judgment as to the expected outcome of future conditions and circumstances. While every effort is made to ensure the integrity of such estimates, actual results could differ from these estimates, and such differences could have a material impact on the Company’s Consolidated Financial Statements.

Initial Public Offering

Initial Public Offering

On October 7, 2013, the Company completed its initial public offering (the Offering) whereby 15,333,333 shares of common stock were sold to the public at $17.00 per share. Net proceeds from the offering, after deducting underwriting discounts and commissions and offering expenses (including a transaction fee under its Advisory Agreement with an affiliate of Bain Capital equal to 1% of the gross proceeds of the offering of $2.6 million), were $236.9 million.

Prior to the Offering, each outstanding share of the Company’s Class A common stock was automatically cancelled and then each outstanding share of the Company’s Class L common stock was automatically converted into one share of the Company’s Class A common stock. The Company then effected an 11-for-1 split of the Company’s Class A common stock and then reclassified the Company’s Class A common stock into Common Stock. Collectively, these transactions are referred to as the Reclassification. Unless otherwise indicated, all share data presented within the Consolidated Financial Statements gives effect to the stock split.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents represent cash and short-term, highly liquid investments with maturities of three months or less at the time of purchase. Book cash overdrafts are included in the line item “Accounts Payable” on the Company’s Consolidated Balance Sheets.

Accounts Receivable

Accounts Receivable

Accounts receivable consist of credit card receivables, lease incentive receivables and other receivables. Accounts receivable are recorded at net realizable value, which approximates fair value. The Company provides an allowance for doubtful accounts for amounts deemed uncollectible.

Inventories

Inventories

Merchandise inventories are valued at the lower of cost, on an average cost basis, or market, as determined by the retail inventory method. The Company records its cost of merchandise (net of purchase discounts and certain vendor allowances), certain merchandise acquisition costs (primarily commissions and import fees), inbound freight, outbound freight from distribution centers, and freight on internally transferred merchandise in the line item “Cost of Sales” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). Costs associated with the Company’s distribution, buying, and store receiving functions are included in the line items “Selling and Administrative Expenses” and “Depreciation and Amortization” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). Distribution and purchasing costs included in the line item “Selling and Administrative Expenses” amounted to $137.1 million, $114.3 million and $84.6 million for Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively. Depreciation and amortization related to the distribution and purchasing functions for the same periods amounted to $14.1 million, $12.8 million and $8.9 million, respectively.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, which range from 20 and 40 years for buildings, depending upon the expected useful life of the facility, and three to ten years for store fixtures and equipment. Leasehold improvements are amortized over the lease term including any reasonably assured renewal options or the expected economic life of the improvement, whichever is less. Repairs and maintenance expenditures are expensed as incurred. Renewals and betterments, which significantly extend the useful lives of existing property and equipment, are capitalized. Assets recorded under capital leases are recorded at the present value of minimum lease payments and are amortized over the lease term. Amortization of assets recorded as capital leases is included in the line item “Depreciation and Amortization” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). The carrying value of all long-lived assets is reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable, in accordance with ASC Topic No. 360 “Property, Plant, and Equipment” (Topic No. 360).

The Company accounts for impaired property and equipment in accordance with Topic No. 360. This topic requires that long-lived assets (i) be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and (ii) should be reported at the lower of the carrying amount or fair value less cost to sell. The Company considers historical performance and future estimated results in its evaluation of potential impairment and then compares the carrying amount of the asset to the estimated future cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds the estimated expected undiscounted future cash flows, the Company measures the amount of the impairment by comparing the carrying amount of the asset to its fair value. The estimation of fair value is either based on prices for similar assets or measured by discounting expected future cash flows by the Company’s risk adjusted rate of interest. The recoverability assessment related to store-level assets requires judgments and estimates of future revenues, gross margin rates and store expenses. The Company believes its estimates are appropriate in light of current market conditions. However, future impairment charges could be required if the Company does not achieve its current revenue or cash flow projections. The Company recorded impairment charges related to property and equipment of $2.7 million, $5.2 million and $1.2 million during Fiscal 2013, Fiscal 2012 and Fiscal 2011, respectively. These charges are recorded in the line item “Impairment Charges—Long-Lived Assets” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). Refer to Note 7, “Impairment Charges,” for further discussion of the Company’s measurement of impairment of long-lived assets.

Capitalized Computer Software Costs

Capitalized Computer Software Costs

The Company accounts for capitalized software in accordance with ASC Topic No. 350 “Intangibles—Goodwill and Other” (Topic No. 350) which requires the capitalization of certain costs incurred in connection with developing or obtaining software for internal use. The Company capitalized $21.1 million and $19.8 million relating to these costs during Fiscal 2013 and Fiscal 2012, respectively.

Purchased and internally developed software is amortized on a straight-line basis over the product’s estimated economic life, which is generally three to five years. The net carrying value of software is included in the line item “Property and Equipment—Net of Accumulated Depreciation and Amortization” on the Company’s Consolidated Balance Sheets and software amortization is included in the line item “Depreciation and Amortization” on the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).

Intangible Assets

Intangible Assets

The Company accounts for intangible assets in accordance with Topic No. 350. The Company’s intangible assets primarily represent tradenames and favorable lease positions. The tradename asset “Burlington Coat Factory” is expected to generate cash flows indefinitely and, therefore, is accounted for as an indefinite-lived asset not subject to amortization. The values of favorable and unfavorable lease positions are amortized on a straight-line basis over the expected lease terms. Amortization of net favorable lease positions is included in the line item “Depreciation and Amortization” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). The Company evaluates its intangible assets for possible impairment as follows:

Indefinite-lived intangible assets: The Company tests identifiable intangible assets with an indefinite life for impairment on an annual basis, or when a triggering event occurs, relying on a number of factors that include operating results, business plans and projected future cash flows. The impairment test consists of a comparison of the fair value of the indefinite-lived intangible asset with its carrying amount. The Company determines fair value through the relief of royalty method which is a widely accepted valuation technique in March 2013. In May 2013, the Company’s annual assessment date, the Company performed a qualitative analysis and determined that it is more likely than not that the fair values of each of the Company’s identifiable intangible assets are greater than their respective carrying values. There were no impairment losses recorded during Fiscal 2013, Fiscal 2012 or Fiscal 2011 related to indefinite-lived intangible assets.

Finite-lived intangible assets: Identifiable intangible assets that are subject to amortization are evaluated for impairment in accordance with Topic No. 360 using a process similar to that used to evaluate other long-lived assets as described in Note 7, “Impairment Charges.” An impairment loss is recognized for the amount by which the carrying value exceeds the fair value of the asset. For the favorable lease positions, if the carrying amount exceeds the estimated expected undiscounted future cash flows, the Company measures the amount of the impairment by comparing the carrying amount of the asset to its fair value. The fair value is estimated by discounting expected future cash flows using the Company’s risk adjusted rate of interest. The Company did not record an impairment related to identifiable finite-lived intangible assets during Fiscal 2013. During Fiscal 2012 and Fiscal 2011, the Company recorded $6.3 million and $0.1 million, respectively, of impairment charges related to identifiable finite-lived intangible asset charges, which are recorded in the line item “Impairment Charges—Long-Lived Assets” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss).

Goodwill

Goodwill

Goodwill represents the excess of the acquisition cost over the estimated fair value of tangible assets and other identifiable intangible assets acquired less liabilities assumed. Topic No. 350 requires a comparison, at least annually, of the carrying value of the assets and liabilities associated with a reporting unit, including goodwill, with the fair value of the reporting unit. The Company determines fair value through multiple widely accepted valuation techniques in March 2013. These techniques use a variety of assumptions including projected market conditions, discount rates and future cash flows. If the carrying value of the assets and liabilities exceeds the fair value of the reporting unit, the Company would calculate the implied fair value of its reporting unit goodwill as compared with the carrying value of its reporting unit goodwill to determine the appropriate impairment charge. In May 2013, the Company’s annual assessment date, the Company performed a qualitative analysis and determined that it is more likely than not that the fair values of each of the Company’s reporting unit is greater than their respective carrying values. There were no impairment losses recorded during Fiscal 2013, Fiscal 2012 or Fiscal 2011. Refer to Note 6, “Goodwill,” for further discussion of the recoverability of the Company’s goodwill.

Other Assets

Other Assets

Other assets consist primarily of deferred financing fees, landlord owned store assets that the Company has paid for as part of its lease, purchased lease rights and notes receivable. Deferred financing fees are amortized over the life of the related debt facility using the interest method of amortization. Amortization of deferred financing fees is recorded in the line item “Interest Expense” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). Landlord owned assets represent leasehold improvements at certain stores that the Company has paid for, but where the landlord has retained title to such assets. These assets are amortized over the lease term inclusive of reasonably assured renewal options and the amortization is included in the line item “Depreciation and Amortization” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). Purchased lease rights are amortized over the lease term inclusive of reasonably assured renewal options and the amortization is recorded in the line item “Selling and Administrative Expenses” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). Both landlord owned assets and purchased lease rights are assessed for impairment in accordance with Topic No. 360. During Fiscal 2013 and 2011, the Company recorded impairment charges of $0.5 million and $0.4 million, respectively, related to landlord owned assets and purchased lease rights. These charges are recorded in the line item “Impairment Charges – Long-Lived Assets” in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). There were no impairment charges in Fiscal 2012 related to landlord owned assets and purchased lease rights. Refer to Note 7, “Impairment Charges,” for further discussion of the Company’s measurement of impairment of long-lived assets.

Other Current Liabilities

Other Current Liabilities

Other current liabilities primarily consist of sales tax payable, customer liabilities, accrued payroll costs, self-insurance reserves, accrued operating expenses, payroll taxes payable, current portion of straight line rent liability and other miscellaneous items. Customer liabilities totaled $29.2 million and $30.0 million as of February 1, 2014 and February 2, 2013, respectively.

The Company has risk participation agreements with insurance carriers with respect to workers’ compensation, general liability insurance and health insurance. Pursuant to these arrangements, the Company is responsible for paying individual claims up to designated dollar limits. The amounts related to these claims are estimated and can vary based on changes in assumptions or claims experience included in the associated insurance programs. An increase in workers’ compensation claims, health insurance claims or general liability claims may result in a corresponding increase in costs related to these claims. Self insurance reserves as of February 1, 2014 and February 2, 2013 were:

	(in thousands)
	Years Ended
	February 1, 2014	February 2, 2013
Short-Term Self Insurance Reserve(a)	$23,553	$21,165
Long-Term Self Insurance Reserve(b)	33,600	31,232

Total	$57,153	$52,397

(a)	Represents the portions of the self insurance reserve expected to be paid in the next twelve months which is recorded in the line item “Other Current Liabilities” in the Company’s Consolidated Balance Sheets.
(b)	The remaining self insurance reserve balance is recorded in the line item “Other Liabilities” in the Company’s Consolidated Balance Sheets.

Other Liabilities

Other Liabilities

Other liabilities primarily consist of deferred lease incentives, the long term portion of self-insurance reserves, the excess of straight-line rent expense over actual rental payments and tax liabilities associated with the uncertain tax positions recognized by the Company in accordance with ASC Topic No. 740 “Income Taxes” (Topic No. 740).

Deferred lease incentives are funds received or receivable from landlords used primarily to offset the costs incurred for remodeling of stores. These deferred lease incentives are amortized over the expected lease term including rent holiday periods and option periods where the exercise of the option can be reasonably assured. Amortization of deferred lease incentives is included in the line item “Selling and Administrative Expenses” on the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). At February 1, 2014 and February 2, 2013, deferred lease incentives were $157.5 million and $138.1 million, respectively.

Revenue Recognition

Revenue Recognition

The Company records revenue at the time of sale and delivery of merchandise, net of allowances for estimated future returns. The Company presents sales, net of sales taxes, in its Consolidated Statements of Operations and Comprehensive Income (Loss). The Company accounts for layaway sales and leased department revenue in compliance with ASC Topic No. 605 “Revenue Recognition” (Topic No. 605). Layaway sales are recognized upon delivery of merchandise to the customer. The amount of cash received upon initiation of the layaway is recorded as a deposit liability in the line item “Other Current Liabilities” in the Company’s Consolidated Balance Sheets. Store value cards (gift cards and store credits issued for merchandise returns) are recorded as a liability at the time of issuance, and the related sale is recorded upon redemption.

The Company determines an estimated store value card breakage rate by continuously evaluating historical redemption data. Breakage income is recognized monthly in proportion to the historical redemption patterns for those store value cards for which the likelihood of redemption is remote.

Other Revenue

Other Revenue

Other revenue consists of rental income received from leased departments, subleased rental income, layaway, alteration, dormancy and other service charges, inclusive of shipping and handling revenues (Service Fees) as shown in the table below:

	(in thousands)
	Years Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Service Fees	$13,711	$13,284	$13,096
Rental Income from Leased Departments	10,924	10,639	9,566
Subleased Rental Income and Other	9,849	10,202	10,735

Total	$34,484	$34,125	$33,397

Rental income from leased departments results from arrangements at some of the Company’s stores where the Company has granted unaffiliated third parties the right to use designated store space solely for the purpose of selling such third parties’ goods, including such items as fragrances and jewelry. Rental income is based on an agreed upon percentage of the lease departments’ total revenues. The Company does not own or have any rights to any tradenames, licenses or other intellectual property in connection with the brands sold by such unaffiliated third parties.

Advertising Costs

Advertising Costs

The Company’s advertising costs consist primarily of television and newspaper costs and are included in the line item “Selling and Administrative Expenses” on the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). During Fiscal 2013, Fiscal 2012 and Fiscal 2011, net advertising cost was $83.3 million, $83.5 million and $77.6 million, respectively.

The Company nets certain cooperative advertising reimbursements received from vendors that meet the criteria of Topic No. 605 against specific, incremental, identifiable costs incurred in connection with selling the vendors’ products. Any excess reimbursement is characterized as a reduction of inventory and is recognized as a reduction to cost of sales as inventories are sold

Barter Transactions

Barter Transactions

The Company accounts for barter transactions under ASC Topic No. 845 “Nonmonetary Transactions.” Barter transactions with commercial substance are recorded at the estimated fair value of the products exchanged, unless the products received have a more readily determinable estimated fair value. Revenue associated with barter transactions is recorded at the time of the exchange of the related assets. During Fiscal 2011 the Company exchanged $13.9 million of inventory for certain advertising credits. To account for the exchange, the Company recorded “Sales” and “Cost of Sales” of $13.9 million in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss). The $10.6 million of unused advertising credits remaining as of February 1, 2014 are expected to be used over the six consecutive fiscal years following Fiscal 2013.

The following table summarizes the prepaid advertising expense which is included in the line items “Prepaid and Other Current Assets” and “Other Assets” in the Company’s Consolidated Balance Sheets as of February 1, 2014 and February 2, 2013:

	(in thousands)
	February 1, 2014	February 2, 2013
Prepaid and Other Current Assets	$2,842	$2,553
Other Assets	7,718	10,551

Total Prepaid Advertising Expense	$10,560	$13,104

The following table details barter credit usage for Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	(in thousands)
	Fiscal Years Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Barter Credit Usage	$2,544	$3,776	$4,712

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with Topic No. 740. Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. A valuation allowance against the Company’s deferred tax assets is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized. In determining the need for a valuation allowance, management is required to make assumptions and to apply judgment, including forecasting future earnings, taxable income, and the mix of earnings in the jurisdictions in which the Company operates. Management periodically assesses the need for a valuation allowance based on the Company’s current and anticipated results of operations. The need for and the amount of a valuation allowance can change in the near term if operating results and projections change significantly.

Topic No. 740 requires the recognition in the Company’s Consolidated Financial Statements of the impact of a tax position taken or expected to be taken in a tax return, if that position is “more likely than not” of being sustained upon examination by the relevant taxing authority, based on the technical merits of the position. The tax benefits recognized in the Company’s Consolidated Financial Statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate resolution. The Company records interest and penalties related to unrecognized tax benefits as part of income taxes.

Other Income, Net

Other Income, Net

Other income, net, consists of investment income gains and losses, breakage income, net gains and losses from disposition of fixed assets, and other miscellaneous income items. During Fiscal 2013, Fiscal 2012 and Fiscal 2011, the Company recognized $4.0 million, $2.5 million and $4.1 million, respectively, of breakage income.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company presents Comprehensive Income (Loss) on its Consolidated Statements of Operations and Comprehensive Income (Loss) in accordance with ASC Topic No. 220 “Comprehensive Income.” During Fiscal 2013, Fiscal 2012 and Fiscal 2011 there were no differences between comprehensive income (loss) and net income (loss).

Lease Accounting

Lease Accounting

The Company leases store locations, distribution centers and office space used in its operations. The Company accounts for these types of leases in accordance with ASC Topic No. 840, “Leases” (Topic No. 840), and subsequent amendments, which require that leases be evaluated and classified as operating or capital leases for financial reporting purposes. Assets held under capital leases are included in the line item “Property and Equipment—Net of Accumulated Depreciation and Amortization” in the Company’s Consolidated Balance Sheets. For leases classified as operating, the Company calculates rent expense on a straight-line basis over the lesser of the lease term including renewal options, if reasonably assured, or the economic life of the leased premises, taking into consideration rent escalation clauses, rent holidays and other lease concessions. The Company commences recording rent expense during the store fixturing and merchandising phase of the leased property.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic No. 718, “Stock Compensation” (Topic No. 718), which requires companies to record stock compensation expense for all non-vested and new awards beginning as of the grant date. As of February 1, 2014, there were 16,125,258 shares reserved under the Company’s Management Incentive Plans as defined in Note 12, “Stock Option and Award Plans and Stock-Based Compensation.” As of February 1, 2014, there were 4,619,323 shares of common stock reserved for options outstanding under the Company’s Management Incentive Plans and 73,686,524 shares of common stock issued and outstanding (including 81,396 shares of unvested restricted stock). During Fiscal 2013, Fiscal 2012 and Fiscal 2011, the Company recognized non-cash stock compensation expense in the amount of $10.2 million, $2.7 million and $5.8 million, respectively. Refer to Note 12 for further details.

Net Income (Loss) Per Share	Net Income (Loss) Per Share Net income (loss) per share is calculated using the treasury stock method. Refer to Note 11, “Net Income (Loss) Per Share,” for further details.
Credit Risk

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash, cash equivalents and investments. The Company manages the credit risk associated with cash equivalents and investments by investing with high-quality institutions and, by policy, limiting investments only to those which meet prescribed investment guidelines. The Company maintains cash accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses from maintaining cash accounts in excess of such limits. Management believes that it is not exposed to any significant risks on its cash and cash equivalent accounts.

Refinancing Costs

Refinancing Costs

The Company incurs fees to creditors and/or third parties in connection with amendments to its debt facilities and refinancing transactions. The capitalization or expense of fees paid to a creditor or third party is dependent upon the determination if there is a modification or extinguishment of debt in accordance with ASC Topic No. 470-50, “Debt Modifications and Extinguishments” (Topic No. 470). Fees paid to the creditor when there is an extinguishment of debt are included in the determination of any debt extinguishment gain or loss. Fees paid to the creditor when there is no debt extinguishment are capitalized and amortized using the effective interest method over the life of the debt. Fees paid to a third party are expensed if there is no debt extinguishment and capitalized if there is a debt extinguishment.

Segment Information	Segment Information The Company reports segment information in accordance with ASC Topic No. 280 “Segment Reporting” (Topic No. 280). The Company has one reportable segment.
Reclassification

Reclassification

During the fourth quarter of Fiscal 2013, the Company corrected the classification of its insurance recoveries in the Consolidating Statements of Cash Flows for Fiscal 2013 and Fiscal 2012. There was no impact on the Company’s net cash provided by operating activities or net cash used in investing or financing activities for either Fiscal 2013 or Fiscal 2012.